Leases	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
LEASES

NOTE 13 — LEASES

For the fiscal year ended October 31, 2024, the Company have five operating leases for its three self-operated stores, one staff dormitory and one warehouse. Other than these leases, the Company does not have any other leases over the term of one year. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC which are approximately 3.75% and 3.73% for the fiscal year ended October 31, 2024 and 2023, respectively.

Operating lease expenses were $30,425 and $45,896 for the fiscal years ended October 31, 2024 and 2023, respectively.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Lease Cost
Operating lease cost	$30,425	$45,896

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$30,435	$44,654
Weighted average remaining lease term – operating leases (in years)	4.64	1.54
Average discount rate – operating lease	3.75%	3.73%

The supplemental balance sheet information related to leases is as follows:

	October 31, 2024	October 31, 2023
Operating leases
Right-of-use assets	$70,739	$31,864

Operating lease liabilities, current	$17,573	$21,970
Operating lease liabilities, non-current	$52,745	9,492
Total operating lease liabilities	$70,318	$31,462

The undiscounted future minimum lease payment schedule as follows:

For the years ending October 31,
2025	19,870
2026	15,043
2027	14,667
2028	14,949
2029	11,847
Total undiscounted lease payments	76,376
Less imputed interest	(6,058)
Total lease liabilities	70,318